Equity - Issuance of Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Proceeds from issuance of warrants, net of issuance costs			$ 45,396	$ 0	$ 0
2019 and 2021 Notes
Class of Stock [Line Items]
Exercise price of warrants (in dollars per share)		$ 32.056
Proceeds from issuance of warrants, net of issuance costs		$ 68,900
2019 and 2021 Notes | Cash Convertible Notes | Call spread overlay
Class of Stock [Line Items]
Number of shares called by warrants		25,800,000
Exercise price of warrants (in dollars per share)		$ 32.085
2019 and 2021 Notes | Cash Convertible Notes | Call spread overlay | Warrant class 1
Class of Stock [Line Items]
Number of shares called by warrants		15,200,000
Threshold trading days expiration		50 days
2019 and 2021 Notes | Cash Convertible Notes | Call spread overlay | Warrant class 2
Class of Stock [Line Items]
Number of shares called by warrants		10,600,000
Threshold trading days expiration		50 days
2023 Notes
Class of Stock [Line Items]
Proceeds from issuance of warrants, net of issuance costs	$ 45,300
2023 Notes | Cash Convertible Notes | Call spread overlay
Class of Stock [Line Items]
Number of shares called by warrants	9,700,000		9,700,000.0
Exercise price of warrants (in dollars per share)	$ 50.9664		$ 50.9664
Threshold trading days expiration	50 days		50 days